PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	€ 146,281	€ 37,844
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions	300,794	188,904
Plant, machinery and equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions	81,936	131,981
Advances and assets under construction | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Additions	€ 194,444	€ 39,485